April 1, 2005

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, NW Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Pennsylvania Intermediate Municipal Bond Fund
File Nos. 33-50211; 811-07089
CIK No. 911745

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment (No. 12) to the Fund’s Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2005, pursuant to Rule 485(a)

Very truly yours, /s/ Faria Adam Faria Adam